Accrued Expenses and Other Accounts Payable (Details) - Schedule of Accrued Expenses and Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Line Items]
Employees and payroll accruals	$ 27,460	$ 29,746
Accrued expenses	9,296	10,239
Government authorities and other	4,736	6,857
Total	$ 41,492	$ 46,842